Income Tax	12 Months Ended
Jan. 31, 2021
19. Income Tax

The following schedule reconciles the expected income tax expense (recovery) at the Canadian combined federal and provincial statutory rate of 27% (2020 - 27%) to the amounts recognized in the consolidated statements of comprehensive loss:

	January 31, 2021 $	January 31, 2020 $

Net loss before taxes	(36,350,790)	(19,588,762)
Statutory rate	27.00%	27.00%

Expected tax recovery	(9,814,710)	(5,288,966)
Foreign tax rate differences	219,740	(36,227)
Permanent differences and other	115,020	194,935
Write-off and impairments	3,017,450	–
Abandoned assets	52,490	–
Change in deferred tax assets not recognized	6,410,010	5,130,258

Income tax provision	–	–

The following table summarizes the components of deferred tax:

	2021 $	2020 $

Right-of-use assets – CDA	–	(877,943)
Lease liability - CDA	–	886,753
Non-capital loss – CDA	1,950	8,150
Equipment	(820)	(34,741)
Intangible assets	(1,130)	–
Tax loss carryforwards - USA	–	17,781

Net deferred tax asset (liability)	–	–

Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	2021 $	2020 $

Tax loss carryforwards – CDA	33,038,280	24,293,651
Tax loss carryforwards - USA	539,080	10,303,206
Tax loss carryforwards – Europe	839,770	400,570
Tax loss carryforwards – Australia	434,550	–
Intangible assets	17,472,600	119,978
Property and equipment	49,740	–
Lease liability	–	1,418,024
Financing costs	5,242,820	3,568,281
Capital loss	4,605,190	568,786

Total unrecognized deductible temporary differences	62,222,030	40,672,496

As at January 31, 2021, the Company’s US net operating loss carryforwards total $539,080 (2020 - $10,303,206), under Section 382 of the code the use of these losses may be limited. These losses can be carried forward indefinitely. As at January 31, 2021, the Company’s Liechtenstein net operating loss carryforwards total $839,770 (2019 - $400,570). These losses can be carried forward indefinitely, but the carryover is limited to 70% of taxable net gain. Financing fees will be fully amortized in 2024. The remaining unrecognized deferred tax assets will carry forward indefinitely.

The Company’s unrecognized Canadian non-capital income tax losses expire as follows:

Expiry Date	Non-Capital Loss $

2031	111,506
2032	657,883
2034	687,128
2035	1,499,363
2036	4,769,156
2037	1,267,151
2038	806,642
2039	4,937,403
2040	10,314,288
2041	7,987,760

33,038,280